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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 ------------------------------------------------
   Address:      2365 Carillon Point
                 ------------------------------------------------
                 Kirkland, WA 98033
                 ------------------------------------------------

Form 13F File Number: 28-05149
                      ---------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael Larson            Kirkland, Washington   February 17, 2004
   -------------------------------    --------------------   -----------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    1
                                        --------------------

Form 13F Information Table Entry Total:              19
                                        --------------------

Form 13F Information Table Value Total:    $  3,038,506
                                        --------------------
                                            (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    None      28-05147                     Michael Larson
    ------    -----------------            ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE
                             AS OF DECEMBER 31, 2003

                                                                    AMOUNT AND TYPE OF
                                                                         SECURITY                               VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE     SHARES/PRN   SH/  INVESTMENT    OTHER
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X1000)      AMOUNT     PRN  DISCRETION  MANAGERS   SOLE   SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALASKA AIR GROUP INC                COM        011659109  $ 21,625      792,400   SH     OTHER        1              792,400
AVISTA CORP                         COM        05379B107  $ 44,071    2,432,200   SH     OTHER        1            2,432,200
BOCA RESORTS INC                    CL A       09688T106  $ 30,634    2,047,704   SH     OTHER        1            2,047,704
CANADIAN NATIONAL RAILWAY CO        COM        136375102  $620,157    9,800,200   SH     OTHER        1            9,800,200
COX COMMUNICATIONS INC              CL A       224044107  $842,784   24,463,986   SH     OTHER        1           24,463,986
EXTENDED STAY AMER INC              COM        30224P101  $ 75,180    5,192,000   SH     OTHER        1            5,192,000
FISHER COMMUNICATIONS INC           COM        337756209  $ 23,017      455,700   SH     OTHER        1              455,700
FOUR SEASONS HOTEL INC           LTD VTG SH    35100E104  $ 22,583      441,500   SH     OTHER        1              441,500
GRUPO TELEVISA SA              SP ADR REP ORD  40049J206  $193,712    4,859,800   SH     OTHER        1            4,859,800
ICOS CORP                           COM        449295104  $221,240    5,359,501   SH     OTHER        1            5,359,501
NEXTEL PARTNERS INC                 CL A       65333F107  $117,354    8,725,236   SH     OTHER        1            8,725,236
OTTER TAIL CORP                     COM        689648103  $ 41,373    1,547,799   SH     OTHER        1            1,547,799
PAIN THERAPEUTICS INC               COM        69562K100  $ 10,259    1,476,100   SH     OTHER        1            1,476,100
PAN AMERICAN SILVER CORP            COM        697900108  $ 73,002    5,105,000   SH     OTHER        1            5,105,000
PNM RES INC                         COM        69349H107  $103,804    3,694,100   SH     OTHER        1            3,694,100
REPUBLIC SVCS INC                   COM        760759100  $463,347   18,078,300   SH     OTHER        1           18,078,300
SCHNITZER STL INDS INC              CL A       806882106  $ 27,370      452,400   SH     OTHER        1              452,400
SEATTLE GENETICS INC                COM        812578102  $ 30,211    3,521,088   SH     OTHER        1            3,521,088
SIX FLAGS INC                       COM        83001P109  $ 76,784   10,210,600   SH     OTHER        1           10,210,600